Document And Entity Information	9 Months Ended
Sep. 30, 2023
Document Information [Line Items]
Entity Central Index Key	0000803578
Entity Registrant Name	WAVEDANCER, INC.
Amendment Flag	true
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2023
Amendment Description	Amendment No. 1
Document Type	S-4/A
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	54-1167364
Entity Address, Address Line One	12015 Lee Jackson Memorial Highway, Suite 210
Entity Address, City or Town	Fairfax
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22033
City Area Code	703
Local Phone Number	383-3000
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false